RELATED PARTY TRANSACTIONS (Amounts due from a Related Party) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
RELATED PARTY TRANSACTIONS
Amount due from a related party	¥ 368	¥ 808	$ 125
Loto Interactive
RELATED PARTY TRANSACTIONS
Transaction rate	4.35%